Revolver	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Revolver

14.	NOTES PAYABLE – RELATED PARTIES

Secured Promissory Notes

On January 7, 2021, the Company entered into promissory notes with Ampersand, in the amount of $3 million, and 1315 Capital, in the amount of $2 million, respectively (together, the “Notes”) and a related security agreement (the “Security Agreement”).

Ampersand holds 28,000 shares of the Company’s Series B Convertible Preferred Stock, which are convertible from time to time into an aggregate of 4,666,666 shares of our Common Stock, and 1315 Capital holds 19,000 shares of the Company Series B Convertible Preferred Stock, which are convertible from time to time into an aggregate of 3,166,668 shares of our Common Stock. On an as-converted basis, such shares would represent approximately 38.9% and 26.4% of our fully-diluted shares of Common Stock, respectively. In addition, pursuant to the terms of the Series B Convertible Preferred Stock certificate of designation and an amended and restated investor rights agreement among the Company and Ampersand and 1315 Capital, they each have the right to (1) approve certain of our actions, including our borrowing of money and any public offering of securities, and (2) designate two directors to our Board of Directors; provided, that certain of such rights held by 1315 Capital have been delegated pursuant to the related Support Agreement (See Note 16, Equity). As a result, the Company considers the Notes and Security Agreement to be a related party transaction.

The rate of interest on the Notes is equal to eight percent (8.0%) per annum and their maturity date was the earlier of (a) June 30, 2021 and (b) the date on which all amounts become due upon the occurrence of any event of default as defined in the Notes. No interest payments are due on the Notes until their maturity date. All payments on the Notes are pari passu.

On May 10, 2021, (i) the Company and Ampersand amended the Ampersand Note to increase its principal amount to $4.5 million, (ii) the Company and 1315 Capital amended the 1315 Capital Note to increase its principal amount to $3.0 million and (iii) the Company and Ampersand amended the Security Agreement to include the new total principal amount of the Notes of $7.5 million. The maturity date of the Notes remained the earlier of June 30, 2021 and the date on which all amounts become due upon the occurrence of any event of default and the interest rate remained 8%, and except with respect to their respective principal amounts, the terms of the Notes and the Security Agreement were otherwise unchanged.

On June 24, 2021, the Company and Ampersand amended the Ampersand Note to change its maturity date to the earlier of (a) August 31, 2021 and (b) the date on which all amounts become due upon the occurrence of any event of default as defined in the Ampersand Note. On June 25, 2021, the Company and 1315 Capital amended the 1315 Capital Note to change its maturity date in a similar manner. Except with respect to their respective maturity dates, the terms of the Notes are otherwise unchanged. The Security Agreement remains in full force and effect, and was not amended in connection with the amendments to the Notes.

On August 31, 2021, the Company and Ampersand amended the Ampersand Note to change its maturity date to the earlier of (a) September 30, 2021 and (b) the date on which all amounts become due upon the occurrence of any event of default as defined in the Ampersand Note. On August 31, 2021, the Company and 1315 Capital amended the 1315 Capital Note to change its maturity date in a similar manner.

On September 29, 2021, the Company and Ampersand amended the Ampersand Note to change its maturity date to the earlier of (a) October 31, 2021 and (b) the date on which all amounts become due upon the occurrence of any event of default as defined in the Ampersand Note. On September 29, 2021, the Company and 1315 Capital amended the 1315 Capital Note to change its maturity date in a similar manner. Through September 30, 2021, approximately $0.1 million in financing fees have been paid.

In the case of the amendments, the Company reviewed the changes in accordance with ASC 470 and determined they should be treated as modifications. As of September 30, 2021, the Company has incurred approximately $18,000 in additional deferred financing expenses associated with the amendments.

In connection with the Security Agreement, the Notes were secured by a first priority lien and security interest on substantially all of the assets of the Company. In connection with entering into the Comerica Loan Agreement, the Security Agreement lien and secured interest became subordinate to the Comerica Loan. Additionally, if a change of control of the Company occurs (as defined in the Notes) the Company is required to make a prepayment of the Notes in an amount equal to the unpaid principal amount, all accrued and unpaid interest, and all other amounts payable under the Notes out of the net cash proceeds received by the Company from the consummation of the transactions related to such change of control. The Company may prepay the Notes in whole or in part at any time or from time to time without penalty or premium by paying the principal amount to be prepaid together with accrued interest thereon to the date of prepayment. No prepaid amount may be re-borrowed.

The Notes contain certain negative covenants which prevent the Company from issuing any debt securities pursuant to which the Company issues shares, warrants or any other convertible security in the same transaction or a series of related transactions, except that Company may incur or enter into any capitalized and operating leases in the ordinary course of business consistent with past practice, or borrowed money or funded debt in an amount not to exceed $4.5 million (the “Debt Threshold”) that is subordinated to the Notes on terms acceptable to Ampersand and 1315 Capital; provided, that if the aggregate consolidated revenue recognized by the Company as reported on Form 10-K as filed with the SEC for any fiscal year ending after January 10, 2020 exceeds $45 million, the Debt Threshold for the following fiscal year shall increase to an amount equal to: (x) ten percent (10%); multiplied by (y) the consolidated revenue as reported by the Company on Form 10-K as filed with the SEC for the previous fiscal year.

The Notes were repaid in full at maturity. See Note 20, Subsequent Events.

19. Revolver

On November 13, 2018 the Company, Interpace Diagnostics Corporation, and Interpace Diagnostics, LLC entered into a Loan and Security Agreement (the “SVB Loan Agreement”) with Silicon Valley Bank (“SVB”), which provided for up to $4.0 million of debt financing consisting of a term loan of up to $850,000 and a revolving line of credit based on its outstanding accounts receivable (the “Revolving Line”) of up to $3.75 million. As of December 31, 2020 and December 31, 2019, the balance of the Revolving Line was zero and $3.0 million, respectively

On October 19, 2020, the Company entered into the Second Amendment, which amended the SVB Loan Agreement.

Under the terms of the Second Amendment, Interpace Pharma Solutions (“IPS”) joined the SVB Loan Agreement as a borrower and granted SVB a continuing lien upon and security interest in all of the assets of IPS. Additionally, SVB waived certain existing or potential defaults under the SVB Loan Agreement, including the Company’s failure to meet certain financial covenants (specifically, the adjusted quick ratio requirement) for the months ended July 31, 2020 and August 31, 2020 and the Company’s reporting requirements under the SVB Loan Agreement. SVB agreed to forebear from exercising its rights and remedies in connection with the Company’s reporting requirements until the earlier to occur of (a) the occurrence of any event of default (as defined in the SVB Loan Agreement) other than any arising due to the Company’s reporting requirements which were waived by SVB, or (b) December 31, 2020.

The Second Amendment also modified the SVB Loan Agreement to, among other things, a) exclude compliance by the Company with the adjusted quick ratio covenant requirement for the month of October 2020 as well as any month thereafter prior to the Funding Date of the first Advance (in each case, as defined in the SVB Loan Agreement), if any, b) require delivery of certain insurance policy endorsements which have been provided by the Company, c) increase the maximum aggregate amount utilized for the issuance of the Letter of Credit by SVB in favor of the Company’s landlord for its Pittsburgh, Pennsylvania laboratory facility from $250,000 to $1,000,000, and d) increase the floating annual rate of interest on any principal amount outstanding under the Revolver to the greater of (A) one percent (1.0%) above the Prime Rate (as defined in the SVB Loan Agreement) and (B) four and one-quarter of one percent (4.25%). Prior to the Second Amendment, such interest accrued at a rate equal to one-half of one percent (0.50%) above the Prime Rate.

The Second Amendment provided that any future Credit Extension (as defined in the SVB Loan Agreement) by SVB to the Company will be made in SVB’s sole and absolute discretion. The Company agreed to reimburse SVB for all out-of-pocket reasonable and documented legal fees and expenses incurred in connection with the Second Amendment.

On January 5, 2021, the Company terminated the SVB Loan Agreement in accordance with the terms of the agreement. In connection with the termination, SVB waived its right to any termination fees and released its security interest in the assets of the Company.